BASIS OF CONSOLIDATION AND INVESTMENTS	12 Months Ended
Dec. 31, 2024
Basis Of Consolidation And Investments
BASIS OF CONSOLIDATION AND INVESTMENTS

9.	BASIS OF CONSOLIDATION AND INVESTMENTS

The accounting policies have been consistently applied to all consolidated companies. The consolidated financial statements for the years ended December 31, 2024 and 2023 include the following direct and indirect subsidiaries and joint ventures, associates, as well as the exclusive funds, as follows:

	Equity interests (%)
Companies	12/31/2024	12/31/2023	Core business
Direct interest in subsidiaries: full consolidation
CSN Islands VII Corp.	100.00	100.00	Financial transactions
CSN Inova Ventures	100.00	100.00	Equity interests and financial transactions
CSN Islands XII Corp.	100.00	100.00	Financial transactions
CSN Steel S.L.U.	100.00	100.00	Equity interests and financial transactions
TdBB S.A (*)	100.00	100.00	Equity interests
Sepetiba Tecon S.A.	99.99	99.99	Port services
Minérios Nacional S.A.	99.99	99.99	Mining and Equity interests
Companhia Florestal do Brasil	99.99	99.99	Reforestation
Estanho de Rondônia S.A.	99.99	99.99	Tin Mining
Companhia Metalúrgica Prada	99.89	99.89	Manufacture of containers and distribution of steel products
CSN Mineração S.A. (7)	69.01	79.75	Mining
CSN Energia S.A.	99.99	99.99	Sale of electric power
FTL - Ferrovia Transnordestina Logística S.A.	92.71	92.71	Railroad logistics
Nordeste Logística S.A.	99.99	99.99	Port services
CSN Inova Ltd.	100.00	100.00	Advisory and implementation of new development projec
CBSI - Companhia Brasileira de Serviços de Infraestrutura	99.99	99.99	Services render
CSN Cimentos Brasil S.A.	99.99	99.99	Manufacturing and sale of cement
Berkeley Participações e Empreendimentos S.A.	100.00	100.00	Electric power generation and equity interests
CSN Inova Soluções S.A.	99.99	99.90	Equity interests
CSN Participações I	99.90	99.90	Equity interests
Circula Mais Serviços de Intermediação Comercial S.A.	0.10	0.10	Commercial intermediation for the purchase and sale of assets and materials in general
CSN Participações III	99.90	99.90	Equity interests
CSN Participações IV	99.90	99.90	Equity interests
CSN Participações V	99.90	99.90	Equity interests
CSN Incorporação e Participações Ltda. (6)	99.99		Equity interests

Indirect interest in subsidiaries: full consolidation
Lusosider Projectos Siderúrgicos S.A.	100.00	100.00	Equity interests and product sales
Lusosider Aços Planos, S. A.	100.00	99.99	Steel and Equity interests
CSN Resources S.A.	100.00	100.00	Financial transactions and Equity interests
Companhia Brasileira de Latas	99.89	99.88	Sale of cans and packages in general and Equity interests
Companhia de Embalagens Metálicas MMSA	99.88	99.87	Production and sale of cans and related activities
Companhia de Embalagens Metálicas - MTM	99.88	99.87	Production and sale of cans and related activities
CSN Productos Siderúrgicos S.L.	100.00	100.00	Financial transactions, product sales and Equity interests
Stalhwerk Thüringen GmbH	100.00	100.00	Production and sale of long steel and related activities
CSN Steel Sections Polska Sp.Z.o.o	100.00	100.00	Financial transactions, product sales and Equity interests
CSN Mining Holding, S.L.U.	69.01	79.75	Financial transactions, product sales and Equity interests
CSN Mining GmbH	69.01	79.75	Financial transactions, product sales and Equity interests
CSN Mining Asia Limited	69.01	79.75	Commercial representation
Lusosider Ibérica S.A.	100.00	100.00	Steel, commercial and industrial activities and equity interests
CSN Mining Portugal, Unipessoal Lda. (4)		79.75	Commercial and representation of products
Companhia Siderúrgica Nacional, LLC	100.00	100.00	Import and distribution/resale of products
Elizabeth Cimentos S.A.	99.99	99.98	Manufacturing and sale of cement
Santa Ana Energética S.A.	99.99	99.98	Electric power generation
Topázio Energética S.A.	99.99	99.98	Electric power generation
Brasil Central Energia Ltda.	99.99	99.98	Electric power generation
Circula Mais Serviços de Intermediação Comercial S.A.	99.99	99.90	Commercial intermediation for the purchase and sale of assets and materials in general
Metalgráfica Iguaçu S.A	99.89	99.89	Metal packaging manufacturing
Companhia Energética Chapecó	69.01	79.75	Electric power generation
Companhia Estadual de Geração de Energia Elétrica - CEEE-G (3)	100.00	98.98	Electric power generation
Ventos de Vera Cruz S.A.	99.99	98.97	Electric power generation
Ventos de Curupira S.A	99.99	98.97	Electric power generation
Ventos de Povo Novo S.A.	99.99	98.97	Electric power generation
MAZET Maschinenbau und Zerspanungstechnik Unterwellwnborn GmbH	100.00	100.00	Production and sale of long steel and related activities
CSN Mining International GmbH (1)	69.01	79.75	Commercial and representation of products
CSN International Steel GmbH (4)	100.00	-	Commercial and representation of products

Direct interest in joint operations: proportionate consolidation
Itá Energética S.A.	48.75	48.75	Electric power generation

Direct interest in joint ventures: equity method
MRS Logística S.A.	18.75	18.64	Railroad transportation
Aceros Del Orinoco S.A. (*)	31.82	31.82	Dormant company
Transnordestina Logística S.A.	48.03	48.03	Railroad logistics
Equimac S.A	50.00	50.00	Rental of commercial and industrial machinery and equipment

Indirect interest in joint ventures: equity method
MRS Logística S.A.	12.93	14.86	Railroad transportation

Direct interest in associates: equity method
Arvedi Metalfer do Brasil S.A.	20.00	20.00	Metallurgy and Equity interests
Panatlântica S.A. (2)	29.92		Steel

Indirect interest in affiliates: equity method
Jaguari Energética S.A.	10.50	10.39	Electric power generation
Chapecoense Geração S.A. (3)	9.00	8.91	Electric power generation
Companhia Energética Rio das Antas - Ceran (3)	30.00	29.69	Electric power generation
Ventos do Sul Energia S.A. (3)		9.90	Electric power generation
Foz Chapecó Energia S.A. (3)	9.00	8.91	Electric power generation

Exclusive funds: full consolidation
Diplic II- Private credit balanced mutual fund	100.00	100.00	Investment fund
Caixa Vértice - Private credit balanced mutual fund	100.00	100.00	Investment fund
VR1 - Private credit balanced mutual fund	100.00	100.00	Investment fund

Consortiuns
Consórcio Itaúba	100.00	100.00	Electric power generation
Consórcio Passo Real	100.00	100.00	Electric power generation
Consórcio da Usina Hidrelétrica de Igarapava	17.92	17.92	Electric power generation
Consórcio Dona Francisca	15.00	15.00	Electric power generation

(*)	Dormant companies.
(1)	On December 2023, the company CSN Mining International GmbH, headquartered in Switzerland, began its iron ore trading operations.
(2)	On January 15, 2024, Panatlântica began to be evaluated through the equity method due to the acquisition of 18.61% of shares at a total price of R$ 150,000, resulting in the Company now holding 29.92% (11.31% as of December 31, 2023) of Panatlântica's capital. Prior to such acquisition, the Company assessed the investment through fair value through profit or loss.
(3)	On February 21, 2024, the Company came to hold 100% of the shares of subsidiary CEEE-G (98.98% as of December 31, 2023), and for this reason, there was a percentage increase in the indirect participation of companies Companhia Energética Rio das Antas – CERAN, Ventos do Sul Energia S.A., Chapecoense Geração S.A., and Foz Chapecó Energia S.A.
(4)	On March 7, 2024, the company CSN International Steel GmbH was established by the Company's direct Subsidiary, CSN Steel S.L.U..
(5)	On September 5, 2024, CSN Mining Portugal Unipessoal Ltda was liquidated and extincted.
(6)	On November 5, 2024, the Company, together with its subsidiary Companhia Florestal do Brasil, established CSN Incorporação e Participação Ltda., whose main purpose is real estate development.
(7)	On November 12, 2024, the Company sold part of its shares held in the subsidiary CSN Mineração to Itochu Corporation (589,304,801 shares), reducing its stake from 79.75% to 69.01%, see note 9.c.

9.a)	Changes in investments in controlled companies, jointly controlled companies, joint operations, associates, and other investments

The positions presented as of December 31, 2024 and 2023 and the changes refer to the interest held by CSN in these companies:

		Consolidated
Companies	Ref.	Final balance on 12/31/2023	Capital increase	Dividends	Equity Income	Comprehensive income	Others	Final balance on 12/31/2024

Investments under the equity method
Joint-venture, Joint-operation and Affiliate
MRS Logistica		2,381,607		(126,163)	529,211		14,513	2,799,168
Fair Value MRS		480,622						480,622
Fair Value MRS amortization		(93,971)			(11,748)			(105,719)
Transnordestina Logística S.A.		1,160,944			(23,599)			1,137,345
Fair Value -Transnordestina		659,106						659,106
Arvedi Metalfer do Brasil S.A.		35,488			(231)			35,257
Panatlântica S.A.			150,000	(46,075)	19,233	23,871	78,737	225,766
Equimac S.A		23,793		(1,342)	9,282			31,733
Indirect interest in affiliates - CEEE-G		165,891		(31,610)	44,049		(31,577)	146,753
Fair Value indirect participation CEEE-G		319,709						319,709
Fair Value amortization indirect participation CEEE-G		(23,896)			(18,627)			(42,523)
		5,109,293	150,000	(205,190)	547,570	23,871	61,673	5,687,217

Fair value investments through profit or loss (1)	14	78,737					(78,737)
Others (2)		49,149	5,494				4,151	58,794
		127,886	5,494				(74,586)	58,794

Total shareholdings		5,237,179	155,494	(205,190)	547,570	23,871	(12,913)	5,746,011

Classification of investments in the balance sheet
Equity interests		5,237,177						5,746,011
Investment Property		205,954						202,040
Total investments in the asset		5,443,131						5,948,051

(1)	The reconciliation of the balance refers to the change in the valuation method of the investee Panatlântica due to the aforementioned share acquisitions. As mentioned, the company, which was previously valued at fair value through profit or loss, is now being valued using the equity method.
(2)	Strategic investments in startups made by subsidiary CSN Inova Ventures in the following companies: Alinea Health Holdings Ltda. I.Systems Aut. Ind., 2D Materials, H2Pro Ltda, 1S1 Energy, Traive INC., OICO Holdings and Global Dot.com.

The reconciliation of the equity method results of jointly controlled companies classified as joint ventures and affiliates and the amount presented in the income statement is presented below and derives from the elimination of CSN's transactions with these companies:

		Consolidated
	12/31/2024	12/31/2023

Equity in results of affiliated companies
MRS Logística S.A.	529,211	449,462
Transnordestina Logística S.A.	(23,599)	(23,568)
Arvedi Metalfer do Brasil S.A.	(231)	(1,332)
Equimac S.A	9,282	5,311
Indirect interest in affiliates - CEEE-G	44,049	50,757
Panatlântica S.A.	19,233
Fair Value Amortization	(30,375)	(49,068)
	547,570	431,562
Reclassification IAS 28 (1)	(99,279)	(80,313)
Others	(243)	(118)
Equity in results	448,048	351,131

(1)	The operating margin of intercompany operations with group companies classified as joint ventures, which are not consolidated, are reclassified in the Income Statement of the Investment group to the groups of costs and income tax and social contribution.

9.b)	Additional information on direct and indirect subsidiaries

•      ELIZABETH CIMENTOS S.A. (“Elizabeth Cimentos”)

On August 31, 2021, the acquisition of control of Elizabeth Cimentos and Elizabeth Mineração was completed, through its subsidiary CSN Cimentos.

Elizabeth Cimentos, located in Paraíba, is constituted as a corporation, manufactures and sells Portland cement and clinker. Its products are marketed in all states of the North and Northeast regions.

•      SEPETIBA TECON S.A. (“Tecon”)

Its objective is the exploration of the Container Terminal of the Organized Port of Itaguaí, located in Itaguaí, in the state of Rio de Janeiro. The terminal is connected to UPV via the Southeast railway network, conceded to MRS Logística S.A. Services include container, steel product, and general cargo handling and storage operations, among other services such as container washing, maintenance, and sanitization.

TECON was the winner of the bidding process and on October 23, 1998 signed the lease for the operation of the port terminal for a period of 25 years, starting in 2001, which can be extended if the granting authority gives a positive statement.

Upon termination of the lease contract, all rights and benefits transferred to Tecon, along with Tecon's property assets and those resulting from investments made in leased assets, will be returned to the Union, declared reversible by the Union as being necessary for the continuity of the leased terminal's operation. The assets declared as reversible will be compensated by the Union for the residual value of their cost, determined by Tecon's accounting records after deducting depreciation.

•      ESTANHO DE RONDÔNIA S.A. (“ERSA”)

Headquartered in the state of Rondônia, the subsidiary operates two units, one located in the city of Itapuã do Oeste/RO and the other in Ariquemes/RO. The mining operation is based in Itapuã do Oeste, where cassiterite (tin ore) is extracted, and the smelting is located in Ariquemes, where metallic tin is obtained, which is the raw material used in the UPV for the manufacture of metal sheets.

•      COMPANHIA METALÚRGICA PRADA (“Prada”)

Prada operates in two segments: steel metal packaging and flat steel processing and distribution.

Packaging

In the steel metal packaging segment, Prada produces the best and safest products in cans, buckets and aerosols. It serves the chemical and food segments, providing packaging and lithography services for the main market companies.

Distribution

Prada also operates in the area of processing and distribution of flat steels, with a diversified product line. Provides coils, rolls, sheets, strips, blanks, metal sheets, profiles, tubes and tiles, among other products, for the most different industry segments - from automotive to civil construction. It is also specialized in providing steel processing services, meeting the demand of companies throughout the country.

•      METALGRÁFICA IGUAÇU S.A. (“Metalgráfica”)

Founded in 1951, Metalgráfica has units in Ponta Grossa (PR) and Goiânia (GO) and produces steel cans for the national and international market of metal packaging for food. Its operation is a strategic asset for CSN's packaging division. The technology used by Metalgráfica is more modern than that used by Prada, improving business competitiveness and strengthening the national chain, especially in relation to substitute packaging.

•      CSN ENERGIA S.A. (“Energia”)

Its main objective is the commercialization of electric energy to supply the operational needs of its Parent Company and its respective subsidiaries. If there is a surplus of the purchased energy, it is sold to the market through the Electric Energy Trading Chamber (“CCEE”). The registered office of the company is located in Volta Redonda - Rio de Janeiro.

•      FTL - FERROVIA TRANSNORDESTINA LOGÍSTICA S.A. (“FTL”)

Company created to incorporate the spun-off portion of Transnordestina Logística S.A. It operates public rail freight transport services in Brazil's northeastern network, on sections between the cities of São Luís and Altos, Altos and Fortaleza, Fortaleza and Sousa, Sousa and Recife/Jorge Lins, Recife/Jorge Lins and Salgueiro, Jorge Lins and Propriá, Paula Cavalcante and Cabedelo (Cabedelo Branch) and Itabaiana and Macau (Macau Branch) ("Network I").

•      CSN MINERAÇÃO S.A. (“CSN Mineração”)

Based in Congonhas, in the state of Minas Gerais, CSN Mineração S.A.'s main objective is the production, purchase and sale of iron ore, and has the foreign market as its main focus for marketing its products. On November 30, 2015, CSN Mineração S.A. began centralizing CSN's main iron ore mining operations, including the establishments of the Casa de Pedra mine, the TECAR port, and an 18.74% stake in MRS. CSN's interest in this subsidiary is 69.01% as of December 31, 2024 (79.75% as of December 31, 2023).

On November 21, 2023, CSN Mining International GmbH was established as a wholly-owned subsidiary of CSN Mining Holding S.L.U., which is itself a wholly-owned subsidiary of CSN Mineração. Located in Zug, Canton of Zug, Switzerland, its purpose is to market raw materials of any type and other goods in its own name and on behalf of third parties, both in Switzerland and abroad, and may perform or intermediate services directly or indirectly related to this objective or associated with it.

• MINÉRIOS NACIONAL S.A. (“Minérios Nacional”)

Headquartered in Congonhas, in the state of Minas Gerais, Minérios Nacional's main objective is the production and sale of iron ore. The subsidiary concentrates the mineral rights assets related to the Fernandinho, Cayman and Pedras Pretas mines, all located in Minas Gerais, transferred to Minérios Nacional S.A. in the business combination operation that occurred in 2015.

•      CBSI - COMPANHIA BRASILEIRA DE SERVIÇOS DE INFRAESTRUTURA (“CBSI”)

Based in São Paulo - SP, CBSI's main objective is to provide services to subsidiaries, affiliates, parent company, and other third-party companies, being able to explore activities related to recovery and maintenance of industrial machines and equipment, civil maintenance, industrial cleaning, product logistics preparation, among others.

•      COMPANHIA FLORESTAL DO BRASIL (“CFB”)

Companhia Florestal do Brasil, a legal entity governed by private law, was incorporated on May 24, 2013. It is organized as a privately-held corporation and the company's registered office is located in São Paulo.

• STAHLWERK THÜRINGEN GMBH (“SWT”)

SWT was established from the former Maxhütte industrial steel complex, in the city of Unterwellenborn, located in Germany. SWT produces steel profile used for civil construction according to international quality standards. Its main raw material is steel scrap, and its installed production capacity is 1.1 million tons of steel/year. SWT is an indirect subsidiary of CSN Steel S.L.U., a wholly-owned subsidiary of CSN.

• COMPANHIA SIDERURGICA NACIONAL – LLC (“CSN LLC”)

Companhia Siderúrgica Nacional, LLC, a wholly-owned subsidiary of CSN Steel S.L.U. which, in turn, is a wholly-owned subsidiary of CSN, is an importer and marketer of steel products and maintains its activities in the United States.

• LUSOSIDER AÇOS PLANOS, S.A. (“Lusosider”)

Incorporated in 1996, in continuity with Siderurgia Nacional – a company privatized by the Portuguese government that year –, Lusosider is the only Portuguese industry in the steel sector to produce cold-rolled flat steels with anticorrosion coating. The Lusosider has an installed capacity of about 550 thousand tons/year to produce four major groups of steel products: galvanized sheet, cold rolled sheet, pickled sheet and oiled sheet. The products manufactured by Lusosider can be applied in the packaging industry, civil construction (tubes and metallic structures) and in household appliance components.

•      COMPANHIA ESTADUAL DE GERAÇÃO DE ENERGIA ELÉTRICA – CEEE-G.

On October 21, 2022, Companhia Florestal Brasileira acquired a 66.23% stake in Companhia Estadual de Geração de Energia Elétrica – CEEE-G, which belonged to the State of Rio Grande do Sul. Subsequently, on December 15, 2022, it also acquired a 32.73% stake in CEEE-G from Centrais Elétricas Brasileiras S.A. – Eletrobras. In November 2023, CEEE-G conducted the Public Offering of Shares ("OPA") auction to acquire up to 100% of the shares subject to the offer. In the auction, the Company acquired 1,271 common shares and 338 preferred shares, representing 0.017% of its total share capital. The success of the OPA resulted in the conversion of registration from category "A" to category "B", deferred by CVM on January 25, 2024. On February 21, 2024, the EGM took place, WHICH resolved on the compulsory redemption and subsequent cancellation of 98,375 (ninety-eight thousand, three hundred and seventy-five shares), being 41,896 (forty-one thousand, eight hundred and ninety-six) common shares and 56,479 (fifty-six thousand, four hundred and seventy-nine) preferred shares issued by CEEE-G, without modification of the Company's share capital. Therefore, as of this date, Companhia Florestal do Brasil now holds 100% of the shares issued by CEEE-G.

Based in Porto Alegre, Rio Grande do Sul State, CEEE-G's main purpose is to conduct studies, projects, construction, and operation of electric power plants, as well as to execute business acts resulting from these activities, such as electric energy commercialization. CEEE-G exercises shareholding control of the Special Purpose Entities (SPEs) Ventos de Curupira S.A., Ventos de Povo Novo S.A. and Ventos de Vera Cruz S.A., incorporated in February 2014 and members of the consortium responsible for the construction of the Povo Novo Wind Farm Complex. The equity interest in CEEE-G as of December 31, 2024 is 100%.

•      COMPANHIA ENERGÉTICA CHAPECÓ – CEC

Companhia Energética Chapecó, headquartered in São Paulo, is an independent power producer whose main activity is harnessing electric power potential on the Chapecó River through a hydroelectric plant located between the municipalities of Ipuaçu and São Domingos in the state of Santa Catarina, called Central Geradora Quebra-Queixo. On December 11, 2000, Companhia Energética Chapecó signed a Concession Agreement for the Use of Public Property for the generation of electricity No. 94/2000 with the National Electric Energy Agency – Aneel. The concession has a term of 35 years counted from the date of contract signature by the granting authority, which may be extended under conditions established by ANEEL, provided that the hydroelectric project exploitation meets the contract conditions and sector legislation.

•      CSN CIMENTOS BRASIL S.A (“CSN Cimentos Brasil”)

Acquired on September 6, 2022, CSN Cimentos Brasil is constituted as a corporation, domiciled in Brazil, with its headquarters located in Santa Cruz, Rio de Janeiro - RJ. This subsidiary of CSN has industrial plants, warehouses and branches in much of the national territory. Its main activities are: production, industry and general trade of cement, lime, mortar, minerals and metals in general and complementary products for civil construction, in natura. CSN's equity interest in CSN Cimentos Brasil as of December 31, 2024 is 99.99%.

i)	Other investments:

•	PANATLÂNTICA SA (“Panatlântica”)

Publicly-held corporation headquartered in Gravataí-RS, whose purpose is the industrialization, trade, import, export and processing of steel and metals, ferrous or non-ferrous, coated or not, and began to be evaluated through the equity method due to the acquisition of 18.61% of shares at a total price of R$ 150,000, resulting in the Company now holding 29.92% (11.31% as of December 31, 2023) of Panatlântica's capital. Prior to such acquisition, the Company assessed the investment through fair value through profit or loss.

•	ARVEDI METALFER DO BRASIL SA (“Arvedi”)

Arvedi, headquartered in Salto, State of São Paulo, is engaged in pipe production. As of December 31, 2024 and 2023, CSN had a 20.00% interest in Arvedi’s share capital.

9.c)	Main events occurred in subsidiaries in 2024 and 2023

•      CSN CIMENTOS S.A. (“CSN CIMENTOS”)

The cement segment operations began in the Group in May 2009, through a grinding unit in Volta Redonda/RJ, driven by the synergy between this activity and the slag generation produced by the blast furnaces of Presidente Vargas Plant ("UPV"), a material used as the main raw material for cement production.

In 2011, its own clinker production was started, with the installation of a rotary clinker kiln in Arcos, Minas Gerais, using calcitic limestone extracted from the Bocaina Mine, existing in the same location that also supplies the steel limestone to the UPV. This clinker produced is primarily sent by railway to the cement factory in Volta Redonda/RJ.

In 2015, the Arcos/MG unit started cement production with the installation of two vertical cement mills and in 2016 a second clinker production line was installed, thus achieving self-sufficiency of clinker in cement production.

The main product of Arcos is CP-II type cement, basically composed of clinker, slag, limestone, and gypsum, with the composition varying according to the product. Still in Arcos, there is exploration of calcitic limestone and dolomite, which is destined for the UPV.

On August 31, 2023, the reverse merger of CSN Cimentos by CSN Cimentos Brasil was approved with the transfer of all assets, property (movable and immovable), rights and obligations. The Appraisal Report of CSN Cimentos' shareholders' equity was prepared based on a specific balance sheet with a base date of June 30, 2023.

As a result of the merger, CSN Cimentos Brasil's shareholders' equity was increased by R$ 2,383,276, of which R$ 2,300,489 were allocated to the share capital and R$ 82,786 to the capital reserve account.

(R$'000)	Net equity as of June 30, 2023
Cash and cash equivalents	111,937
Trade receivables	95,506
Inventories	245,701
Other assets	229,560
Corporate investments	1,198,743
Property, plant and equipment	3,573,944
Intangíible assets	889,979
Investment properties	631
Total Assets	6,346,001
Trade payables	375,049
Borrowings and financing	2,678,625
Salaries and social charges	15,432
Taxes payable	42,383
Lease liabilities	15,392
Tax, social security, labor and civil	11,489
Provisions for environmental liabilities and asset decommissioning	83,076
Other payables	741,279
Total Liabilities	3,962,725

Net assets	2,383,276

•	Companhia Estadual de Geração de Energia Elétrica - CEEE-G (“CEEE”)

Sale of shares – Consórcio Machadinho

The Consórcio Machadinho is responsible for the exploration of HPP Machadinho, located on the Uruguay River, on the border of the states of Santa Catarina and Rio Grande do Sul, with an installed capacity of 1,140 MW and a physical guarantee of 519.8 average MW. CEEE-G's share in the Consortium was 5.53%, which implied the same percentage of costs and charges for the project under its responsibility.

As provided for in item 5.54 of the Privatization Notice of Auction Notice No. 01/2022 and under the terms of the contract establishing the Consórcio Machadinho, the other consortium members exercised their right of preference to acquire the entire stake in CEEE-G. The sale of CEEE-G's stake in Consórcio Machadinho occurred after the parties agreed to all the terms and conditions of the definitive transaction documents and the usual conditions for closing.

Under the terms and conditions of the agreed contract, the completion of the transaction was subject to compliance with the Precedent Condition, with the closure subject to the parties obtaining prior approval from the National Electric Energy Agency – ANEEL to carry out the Transaction, the which was granted in August 2023. The Closing of the transaction was carried out on 09/29/2023, for the amount of R$ 114,763,385.98 (one hundred and fourteen million, seven hundred and sixty-three thousand, three hundred and eighty-five reais and ninety-eight cents).

•	CSN Mineração S.A. (“CSN Mineração”)

Share buyback program of subsidiary CSN Mineração

CSN Mineração approved, in Board of Directors Meetings, the Share Buyback Programs, for treasury maintenance and subsequent disposal or cancellation, described below:

Program	Board’s Authorization	Authorized amount	Program period	Average buyback price	Minimum and maximum buyback price	Number bought back	Share cancelation	Balance in treasury shares
3º	05/18/2022	106,000,000	From 5/19/2022 to 5/18/2023
4 º	06/28/2024	100,000,000	From 6/28/2024 to 12/19/2025	R$ 6.0497	R$ 5.2798 and R$ 7.1162	53,294,300		53,294,300
4 º							(3)	(3)
						53,294,300	(3)	53,294,297

The share buyback program, for treasury maintenance and subsequent disposal or cancellation, approved on June 28, 2024 by the Board of Directors, consists of:

• Buyback of up to 100,000,000 shares

• Program term from June 28, 2024 to December 19, 2025

• Acquisition price may not be higher than the quotation on the Stock Exchange

• Buyback operations intermediated by qualified financial institutions.

On October 17, 2024, CSN Mineração approved in a Board of Directors meeting the cancellation of three treasury shares, without changing the subsidiary's share capital value because of the share cancellation. Consequently, the Company's share capital is now divided into 5,485,338,835 shares.

Distribution of dividends from subsidiary CSN Mineração:

On May 9, 2024, the Board of Directors of CSN Mineração approved the distribution of interim dividends to the profit reserve account in the amount of R$ 1,025,040, corresponding to R$ 0.186869166032 per share, in anticipation of the minimum mandatory dividend.

At a CSN Mineração Board of Directors meeting held on September 30, 2024, the following distributions were approved: extraordinary interim dividends from profits recorded in the balance sheet as of August 31, 2024, totaling R$ 2,375,000, corresponding to R$ 0.43689118448 per share intermediate dividends from the profit reserve from previous fiscal years, in the amount of R$ 160,000, corresponding to R$ 0.02943266927 per share and payment of interest on equity by CSN Mineração in the amount of R$ 465,000, corresponding to R$ 0.08553869507 per share.

On December 27, 2024, CSN Mineração's Board of Directors approved the payment of interest on equity in the amount of R$ 211,610, corresponding to the value of R$ 0.03895595758 per share.

Approval, execution and sale of minority interest in subsidiary CSN Mineração

The Company, in a Board of Directors meeting held on October 17, 2024, approved the Non-Binding Proposal with Itochu Corporation for the sale of a minority stake of up to 11% in its subsidiary CSN Mineração, at a price per share of R$ 7.50.

On November 5, 2024, in a new Board of Directors meeting, the approval of a Share Purchase Agreement was deliberated for the sale of 589,304,801 common shares issued by CSN Mineração at a unit price of R$ 7.50 per share, totaling R$ 4,419,786, which was paid in cash by Itochu Corporation to CSN on the date of the share transfer.

11/30/2024
Number of shares sold	589,304,801
Share price	R$ 7.50
(+) Cash received (a)	4,419,786
Number of shares sold	589,304,801
Equity cost of the share	R$ 1.72
(-) Write-off of investment (b)	1,013,604
(=) Gain in operation (a) - (b)	3,406,182

After approval of the transaction by the Administrative Council for Economic Defense – CADE, Itochu Corporation became a signatory to the Shareholders' Agreement of CSN Mineração, amended on November 6, 2024, without changing the rights of the parties to such agreement.

From November 12, 2024, due to this operation, CSN now holds 3,785,474,692 common shares issued by CSN Mineração, reducing its direct stake to 69.01%, while Itochu Corporation now holds 589,304,801 common shares issued by CSN Mineração, reaching a direct stake of 10.74% and an indirect stake of 9.26% through Japão Brasil Minério de Ferro Participações LTDA. Therefore, the shareholding composition of CSN Mineração became:

SHAREHOLDER	SHARES	% SHAREHOLDING
COMPANHIA SIDÚRGICA NACIONAL	3,785,474,692	69.01%
ITOCHU CORPORATION	589,304,801	10.74%
Japão Brasil Minério de Ferro Participações LTDA	507,762,966	9.26%
POSCO Holding Inc.	102,186,675	1,86%
CHINA STEEL CORPORATION	22,366,860	0.41%
TREASURY SHARES	53,294,297	0.97%
OTHERS	424,948,544	7.75%
Total SHARES	5,485,338,835	100.00%

9.d)	Joint ventures and joint operations financial information

The balance sheet and income statement balances of the companies whose control is shared are shown below and refer to 100% of the companies’ results:

	12/31/2024				12/31/2023
	Joint-Venture			Joint-Operation	Joint-Venture			Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética
	37.49%	48.03%	50.00%	48.75%	37.27%	48.03%	50.00%	48.75%
Balance sheet
Current Assets
Cash and cash equivalents	4,147,393	277,966	22,028	82,129	3,388,052	786,007	13,953	93,712
Advances to suppliers	42,649	45,512	49	395	101,318	6,161	77	409
Other assets	1,182,598	83,348	25,070	27,251	1,390,540	67,758	16,747	30,517
Total current assets	5,372,640	406,826	47,147	109,775	4,879,910	859,926	30,777	124,638
Non-current Assets
Other assets	448,946	143,562	142	10,144	679,749	97,560	599	18,054
Investments, PP&E and intangible assets	14,791,500	13,193,728	75,782	263,998	12,774,225	12,062,189	48,570	296,818
Total non-current assets	15,240,446	13,337,290	75,924	274,142	13,453,974	12,159,749	49,169	314,872
Total Assets	20,613,086	13,744,116	123,071	383,917	18,333,884	13,019,675	79,946	439,510

Current Liabilities
Borrowings and financing	547,803	36,181	19,009		993,367	167,201	8,552
Lease liabilities	738,978		288		565,002		684
Other liabilities	2,103,399	128,528	16,642	15,664	2,111,251	80,851	8,310	21,222
Total current liabilities	3,390,180	164,709	35,939	15,664	3,669,620	248,052	17,546	21,222
Non-current Liabilities
Borrowings and financing	7,524,173	7,943,354	21,074		5,879,207	8,481,707	12,734
Lease liabilities	1,158,058		213		1,665,072		253
Other liabilities	1,074,757	3,268,493	2,379	4,457	729,736	1,873,232	1,827	22,140
Total non-current liabilities	9,756,988	11,211,847	23,666	4,457	8,274,015	10,354,939	14,814	22,140
Shareholders’ equity	7,465,918	2,367,560	63,466	363,796	6,390,249	2,416,684	47,586	396,148
Total liabilities and shareholders’ equity	20,613,086	13,744,116	123,071	383,917	18,333,884	13,019,675	79,946	439,510

	01/01/2024 to 12/31/2024				01/01/2023 to 12/31/2023
	Joint-Venture			Joint-Operation		Joint-Venture		Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética
	37.49%	48.03%	50.00%	48.75%	37.27%	48.03%	50.00%	48.75%
Statements of Income
Net revenue	7,028,472		84,049	187,622	6,445,618		52,453	191,430
Cost of sales and services	(3,909,609)		(45,317)	(121,034)	(3,444,706)		(29,333)	(99,756)
Gross profit	3,118,863		38,732	66,588	3,000,912		23,120	91,674
Operating (expenses) income	89,237	(34,704)	(7,433)	(66,437)	(485,694)	(38,315)	(4,640)	(83,139)
Financial income (expenses), net	(1,160,359)	(14,421)	(3,308)	14,076	(722,407)	(10,745)	(2,763)	5,849
Profit/(Loss) before IR/CSLL	2,047,741	(49,125)	27,991	14,227	1,792,811	(49,060)	15,717	14,384
Current and deferred IR/CSLL	(632,231)		(8,398)	(7,909)	(586,831)		(3,388)	(4,673)
Profit / (loss) for the year	1,415,510	(49,125)	19,593	6,318	1,205,980	(49,060)	12,329	9,711

•      ITÁ ENERGÉTICA S.A. - (“ITASA”)

ITASA is a corporation established in July 1996, whose objective is to operate, under concession, the Itá Hydroelectric Power Plant - UHE Itá ("UHE Itá"), with 1,450 MW of installed capacity, located on the Uruguay River, at the border of Santa Catarina and Rio Grande do Sul states. The Itá HPP concession is shared with ENGIE Brasil Energia S.A., and CSN's stake in ITASA is 48.75%.

•      MRS LOGÍSTICA S.A. (“MRS”)

Located in Rio de Janeiro-RJ, the company aims to explore, through onerous concession, the public cargo railway transportation service in the right-of-way of the Southeast Network, located in the Rio de Janeiro, São Paulo, and Minas Gerais axis, from the defunct Rede Ferroviária Federal S.A. - RFFSA. The original concession term of 30 years counted from December 1, 1996, was extended by the granting authority in July 2022 for an additional 30 years counted from December 1, 2026.

MRS can also explore modal transport services related to rail transport and participate in projects aimed at expanding the granted railway services.

For the provision of services, MRS leased from RFFSA, for the same period of the concession, the assets necessary for the operation and maintenance of rail freight transport activities. At the end of the concession, all leased assets will be transferred to the possession of the railway transport operator designated in that same act.

The Company directly holds an 18.75% interest in the total share capital of MRS and indirectly, through its subsidiary CSN Mineração S.A., a 12.93% interest in the share capital of MRS.

The direct participation of CSN Mineração in MRS is 18.74% and considering the percentage of participation of CSN, of 18.75%, mentioned above, the total participation is 37.49%.

•      CONSÓRCIO DA USINA HIDRELÉTRICA DE IGARAPAVA

Igarapava Hydroelectric Power Plant is located in Rio Grande, in the city of Conquista - MG, and has an installed capacity of 210 MW, consisting of 5 Bulb-type generating units.

CSN holds 17.92% of the investment in the Consortium whose purpose is the production of electric energy for the own consumption of the consortium members, according to the percentage of participation of each company.

•      CONSÓRCIO DA USINA HIDRELÉTRICA DE ITAÚBA

The Itaúba Hydroelectric Power Plant is located on the Jacuí river, in the municipality of Pinhal Grande, state of Rio Grande do Sul, and is composed of 4 Generating Units, with installed power of 500,400.00 KW.

CSN has a direct participation of 36.60% and indirectly through its subsidiaries of an additional 63.40%, totaling a participation of 100%.

•      CONSÓRCIO DA USINA HIDRELÉTRICA DE PASSO REAL

The Passo Real Hydroelectric Power Plant is located on the Jacuí river, in the municipality of Salto do Jacuí, state of Rio Grande do Sul, and is composed of 2 Generating Units, with installed power of 158,000.00 KW.

CSN has a direct participation of 46.97% and indirectly through its subsidiaries of an additional 53.03%, totaling a participation of 100%.

9.e)	TRANSNORDESTINA LOGÍSTICA S.A. (“TLSA”)

Its main objective is to explore and develop public cargo railway transportation services in the northeastern Brazil, comprising the sections from Missão Velha - Salgueiro, Salgueiro - Trindade, Trindade - Eliseu Martins, Salgueiro - Suape Port and Missão Velha - Pecém Port ("Malha II"). On December 23, 2022, following extensive negotiations involving ANTT, TCU, and the Ministry of Infrastructure at that time, the first amendment to the Concession Contract was signed. This amendment redefined the scope and completion deadlines for TLSA's railway sections, notably providing for the return of the Salgueiro-Porto de Suape section, resulting in a project with the current 1,206 km of railway network and a completion deadline of December 2029.

Management relies on resources from its shareholders and third parties to complete the project, which it expects to be available based on agreements and recent discussions between the involved parties. The amendment signed in 2024 with FDNE for an operation of R$ 3.6 billion in convertible debentures has made the resources for completing the project practically fully secured. After evaluating this matter, Management concluded as appropriate the going concern basis of accounting of the project in the preparation of its financial statements.

Accounting Policy

Equity method of accounting and consolidation

The equity method of accounting for subsidiaries, joint ventures and associates is applied. Other investments are held at fair value or cost.

Subsidiaries: They are entities in which the Company has significant influence over its financial and operating policies and/or potential exercisable or convertible voting rights. Subsidiaries are fully consolidated from the date on which control is transferred to the Company and cease to be consolidated on the date on which control ceases.

Jointly controlled entities: are all entities in which the Company has jointly contractually controlled control with one or more parties and can be classified as follows:

Joint operations: are accounted for in the financial statements to represent the Company's contractual rights and obligations.

Joint ventures: are accounted for under the equity method and are not consolidated.

Associates: Are all entities over which the Company has significant influence but not control, generally through a shareholding of 20% to 50% of the voting rights. Investments in associates are initially recognized at cost and subsequently measured using the equity method.

Exclusive funds: The exclusive funds are private investment funds in which CSN’s resources are allocated according to the Company’s intention. They are managed by BNY Mellon Serviços Financeiros DTVM S.A. and Caixa Econômica Federal (CEF).

Consortiums: Electricity consortia are a form of collective electricity purchasing that allows groups of consumers to join to negotiate better supply conditions. In the Group, the Company and its subsidiaries CEEE-G, CSN Mineração, Cimentos Brasil, Elizabeth Cimentos, and Minérios Nacional participate in the listed consortiums. The profit or loss arising from consortium operations is recognized in the consortium companies according to the participation percentage.

Transactions between subsidiaries, associates, joint ventures and joint operations

Unrealized balances and gains on transactions with subsidiaries, jointly controlled entities and associates are eliminated proportionally to CSN’s interest in the entity in question in the consolidation process. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment. The effects on the results of transactions with jointly controlled entities are also eliminated, where part of the equity in results of jointly controlled entities is reclassified to financial expenses, cost of products sold and income tax and social contribution.

The subsidiaries and jointly controlled entities have the same reporting date and accounting policies as those adopted by the Company.

Foreign currency transactions and balances

The transactions in foreign currencies are translated into the functional currency using the exchange rates in effect at the dates of the transactions or valuations when their values are remeasured. Foreign exchange gains and losses resulting from the settlement of those transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement as financial result, except when they are recognized in shareholders' equity as a result of foreign operation characterized as foreign investment.

Advances made in foreign currencies are recorded at the exchange rate of the date the entity makes the advance payments or receipts, recognizes (transaction date) as a non-monetary asset or non-monetary liability.

9.f)	Investment properties

The balance of investment properties is shown below:

				Consolidated
	Ref.	Land	Buildings	Total
Balance at December 31, 2023		156,811	49,143	205,954
Cost		156,811	82,737	239,548
Accumulated depreciation			(33,594)	(33,594)
Balance at December 31, 2023		156,811	49,143	205,954
Depreciation	26		(3,961)	(3,961)
Transfer between groups - fixed assets and investment property		726		726
Write-offs	27	(679)		(679)
Balance at December 31, 2024		156,858	45,182	202,040
Cost		156,858	83,285	240,143
Accumulated depreciation			(38,103)	(38,103)
Balance at December 31, 2024		156,858	45,182	202,040

The Company Management's estimate of the fair value of investment properties was carried out for December 31, 2024. The fair value of investment property as of December 31, 2024 is R$ 2,431,581 (R$ 2,235,614 as of December 31, 2023).

The estimated average useful lives for the exercises are as follows (in years):

		Consolidated
	12/31/2024	12/31/2023
Buildings	28	28

Accounting Policy

The Company’s investment properties consist of land and buildings maintained to earn rental income and capital appreciation. The measurement method used is the acquisition or construction cost less accumulated depreciation and reduction to its recoverable value, when applicable. The accumulated depreciation of buildings is calculated using the straight-line method based on the estimated useful life of the properties subject to depreciation. Land is not depreciated since it has an indefinite useful life.